Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Undrawn credit line facilities	$ 940.4	$ 753.1
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	940.4	$ 753.1
2021
Financial Instruments [Abstract]
Undrawn credit line facilities	100.0
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 100.0